Shareholders' Equity - Additional Information (Detail)			1 Months Ended		3 Months Ended													6 Months Ended			12 Months Ended
	May 25, 2016 $ / shares	May 27, 2015 $ / shares	Oct. 31, 2016	Dec. 31, 2014 USD ($)	Mar. 31, 2017 $ / shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2008 USD ($) shares	Dec. 31, 2007	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2015 € / shares	Jun. 13, 2014 shares	May 20, 2012	May 20, 2011	May 20, 2010	Jan. 22, 2007 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Authorized share capital | €																											€ 1,810,000,000
Common stock, shares authorized						1,200,000,000				1,200,000,000											1,200,000,000	1,200,000,000					1,200,000,000
Preference stock, shares authorized						540,000,000				540,000,000											540,000,000	540,000,000					540,000,000						540,000,000
Common stock, nominal value | € / shares																											€ 1.04	€ 1.04
Common stock, shares issued						911,030,420				910,967,920											911,030,420	910,967,920					911,030,420
Common stock, shares outstanding						883,410,506				878,537,339											883,410,506	878,537,339					883,410,506
Shares issued as a percentage of par value of the preference shares to be issued																																	25.00%
Preference shares outstanding maximum period																										2 years
Expiration extended period of options after date of grant,in years			10 years
Preference share issued						0				0											0	0					0
Repurchase of common shares authorized to repurchase | $																									$ 30,000,000
Acquisition of shares																									29,520,220
Number of common shares authorized to repurchase																													20,000,000
Company owned treasury shares						27,619,914				32,430,581											27,619,914	32,430,581					27,619,914
Transfer of treasury shares to employees under the Company's share based remuneration programs						35,300,306															35,300,306						35,300,306
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					4,810,667
Total intrinsic value of options exercised | $										$ 1,000,000												$ 1,000,000
Total intrinsic value of options outstanding | $						$ 3,000,000															$ 3,000,000
Fair value of shares vested | $																					42,000,000	35,000,000
Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory | $				$ 2,000,000		2,000,000				$ 2,000,000				$ 2,000,000							2,000,000	2,000,000	$ 2,000,000
Total unrecognized compensation cost related to the grant of unvested shares | $						$ 35,000,000															$ 35,000,000
Employee service share-based compensation, unvested awards, total compensation cost not yet recognized, period for recognition																					9 months
Deferred income tax benefit relating to unvested share based compensation expense | $																					$ 2,000,000	2,000,000	1,000,000
Dividends, per share | $ / shares	$ 0.24	$ 0.40				$ 0.06	$ 0.06	$ 0.06	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividend paid | $				87,000,000		$ 47,000,000	$ 53,000,000	$ 53,000,000		$ 88,000,000	$ 78,000,000	$ 88,000,000		$ 4,000,000	$ 85,000,000	$ 89,000,000	$ 89,000,000		$ 88,000,000	$ 89,000,000
Dividends payable to stockholders | $				$ 87,000,000		$ 59,000,000		$ 9,000,000		$ 97,000,000	$ 9,000,000			$ 87,000,000					$ 9,000,000		$ 59,000,000	$ 97,000,000	$ 87,000,000
Dividend payable date				2014-12		2016-12			2016-03	2015-12			2015-03	2014-12	2014-09	2014-06	2013-12			2014-06	2016-12	2015-12	2014-12	2013-12			2016-12
March 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares																								$ 0.10
Dividend payable date																	2014-03							2014-03
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total intrinsic value of options exercised | $						$ 1,000,000															$ 1,000,000
Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, per share | $ / shares					$ 0.06
Dividend payable date					2017-03
Scenario, Forecast [Member] | Dividend Distribution Fourth Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																		$ 53,000,000
Scenario, Forecast [Member] | Dividend Distribution Remaining Portion of Third Installment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend paid | $																		$ 6,000,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					4,810,667
Vesting schedule for Supervisory Board																					One third of the total number of awards granted
Vesting period of awards																					3 years
2013 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					21,283
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																								$ 9.35
Employee Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																					$ 9.55
Number of shares to vest																					One third of the awards granted will fully vest
Employee Plan 2013 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					1,452,592
2014 CEO Special Bonus [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					11,494
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																							$ 9.35
Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																					$ 9.23
Employee Plan 2014 [Member] | Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares to vest																					One third of the awards granted will fully vest
Employee Plan 2014 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					1,599,079
Supervisory Board 2012 Plan [Member] | Supervisory Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards are granted at the nominal value of the share | € / shares																											€ 1.04
Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																					$ 7.62
Employee Plan 2015 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					1,706,244
Employee Plan 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value of nonvested shares granted to employees under Employee Plan | $ / shares																					$ 6.37
Options expected to vest, options (in shares)						3,074,320															3,074,320						3,074,320
Options expected to vest, options percentage																					45.00%
Employee Plan 2016 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Transfer of treasury shares to employees under the Company's share based remuneration during the year																					2,185
Employee Plan 2009 [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sub plan for employees of Company's European subsidiaries for statutory payroll tax purposes nonvested shares vested over requisite service period																														36.00%	32.00%	32.00%
Sales Evolution and Operating Income Compared to a Basket of Competitors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																					80.00%
Days of Sales Outstanding Compared to the Budget and Return on Net Assets Compared to Budget [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangement by share based payment award percentage of weight to total number of awards granted																					20.00%